Selected Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors Guarantor Financial Data (Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 37.2	$ 41.7	$ 15.9	$ 11.8
Restricted cash	40.6	41.1
Accounts receivable, net	1,075.6	1,109.6
Inventories	861.9	849.8
Other current assets	174.5	186.7
Intercompany receivables	0	0
Total current assets	2,189.8	2,228.9
Net property, plant and equipment	5,611.4	5,527.2
Goodwill	1,865.3	1,839.4
Intangibles, net	795.1	799.4
Intercompany notes receivable	0	0
Investments in consolidated subsidiaries	0	0
Other assets	225.5	171.1
Assets	10,687.1	10,566.0	2,914.9
Current portion of debt	261.3	143.3
Accounts payable	708.9	780.7
Accrued compensation and benefits	211.4	220.0
Other current liabilities	226.7	174.3
Intercompany payables	0	0
Total current liabilities	1,408.3	1,318.3
Long-term debt due after one year	3,151.2	3,302.5
Intercompany notes payable	0	0
Pension liabilities, net of current portion	1,493.1	1,431.0
Postretirement benefit liabilities, net of current portion	154.2	155.2
Deferred income taxes	888.8	827.1
Other long-term liabilities	173.9	153.3
Redeemable noncontrolling interests	11.4	6.3
Total Rock-Tenn Company shareholders’ equity	3,405.7	3,371.6	1,011.3
Noncontrolling interests	0.5	0.7
Total equity	3,406.2	3,372.3	1,017.4
Liabilities and Equity	10,687.1	10,566.0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0.1
Restricted cash	40.6	41.1
Accounts receivable, net	0	0
Inventories	0	0
Other current assets	33.2	32.6
Intercompany receivables	396.8	788.8
Total current assets	470.6	862.5
Net property, plant and equipment	0	0
Goodwill	0	0
Intangibles, net	0	0
Intercompany notes receivable	768.0	756.1
Investments in consolidated subsidiaries	5,642.3	5,909.3
Other assets	42.9	49.6
Assets	6,923.8	7,577.5
Current portion of debt	202.9	118.1
Accounts payable	0	7.7
Accrued compensation and benefits	0	0
Other current liabilities	43.7	97.6
Intercompany payables	602.4	1,465.1
Total current liabilities	849.0	1,688.5
Long-term debt due after one year	2,555.7	2,485.1
Intercompany notes payable	109.3	32.3
Pension liabilities, net of current portion	0	0
Postretirement benefit liabilities, net of current portion	0	0
Deferred income taxes	0	0
Other long-term liabilities	4.1	0
Redeemable noncontrolling interests	0	0
Total Rock-Tenn Company shareholders’ equity	3,405.7	3,371.6
Noncontrolling interests	0	0
Total equity	3,405.7	3,371.6
Liabilities and Equity	6,923.8	7,577.5
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	3.6	0.6	0.9
Restricted cash	0	0
Accounts receivable, net	110.5	96.1
Inventories	700.1	685.3
Other current assets	142.8	144.2
Intercompany receivables	793.1	1,580.5
Total current assets	1,746.5	2,509.7
Net property, plant and equipment	5,102.9	5,002.2
Goodwill	1,761.4	1,738.7
Intangibles, net	782.9	786.2
Intercompany notes receivable	403.3	247.8
Investments in consolidated subsidiaries	365.8	355.5
Other assets	123.6	105.4
Assets	10,286.4	10,745.5
Current portion of debt	0	18.4
Accounts payable	642.4	685.6
Accrued compensation and benefits	178.2	186.3
Other current liabilities	160.7	59.2
Intercompany payables	658.0	939.3
Total current liabilities	1,639.3	1,888.8
Long-term debt due after one year	0	10.5
Intercompany notes payable	733.9	707.0
Pension liabilities, net of current portion	1,283.0	1,234.3
Postretirement benefit liabilities, net of current portion	102.1	105.3
Deferred income taxes	861.3	837.1
Other long-term liabilities	166.5	146.2
Redeemable noncontrolling interests	7.5	6.3
Total Rock-Tenn Company shareholders’ equity	5,492.3	5,809.3
Noncontrolling interests	0.5	0.7
Total equity	5,492.8	5,810.0
Liabilities and Equity	10,286.4	10,745.5
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	37.2	38.1	15.3	10.8
Restricted cash	0	0
Accounts receivable, net	1,026.6	1,062.0
Inventories	161.8	164.5
Other current assets	25.7	32.3
Intercompany receivables	148.2	85.7
Total current assets	1,399.5	1,382.6
Net property, plant and equipment	508.5	525.0
Goodwill	103.9	100.7
Intangibles, net	12.2	13.2
Intercompany notes receivable	0.7	0
Investments in consolidated subsidiaries	0	0
Other assets	59.0	26.1
Assets	2,083.8	2,047.6
Current portion of debt	58.4	6.8
Accounts payable	128.0	135.9
Accrued compensation and benefits	33.2	33.7
Other current liabilities	49.5	39.9
Intercompany payables	77.7	50.6
Total current liabilities	346.8	266.9
Long-term debt due after one year	595.5	806.9
Intercompany notes payable	328.8	264.6
Pension liabilities, net of current portion	210.1	196.7
Postretirement benefit liabilities, net of current portion	52.1	49.9
Deferred income taxes	27.5	0
Other long-term liabilities	3.3	7.1
Redeemable noncontrolling interests	3.9	0
Total Rock-Tenn Company shareholders’ equity	515.8	455.5
Noncontrolling interests	0	0
Total equity	515.8	455.5
Liabilities and Equity	2,083.8	2,047.6
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable, net	(61.5)	(48.5)
Inventories	0	0
Other current assets	(27.2)	(22.4)
Intercompany receivables	(1,338.1)	(2,455.0)
Total current assets	(1,426.8)	(2,525.9)
Net property, plant and equipment	0	0
Goodwill	0	0
Intangibles, net	0	0
Intercompany notes receivable	(1,172.0)	(1,003.9)
Investments in consolidated subsidiaries	(6,008.1)	(6,264.8)
Other assets	0	(10.0)
Assets	(8,606.9)	(9,804.6)
Current portion of debt	0	0
Accounts payable	(61.5)	(48.5)
Accrued compensation and benefits	0	0
Other current liabilities	(27.2)	(22.4)
Intercompany payables	(1,338.1)	(2,455.0)
Total current liabilities	(1,426.8)	(2,525.9)
Long-term debt due after one year	0	0
Intercompany notes payable	(1,172.0)	(1,003.9)
Pension liabilities, net of current portion	0	0
Postretirement benefit liabilities, net of current portion	0	0
Deferred income taxes	0	(10.0)
Other long-term liabilities	0	0
Redeemable noncontrolling interests	0	0
Total Rock-Tenn Company shareholders’ equity	(6,008.1)	(6,264.8)
Noncontrolling interests	0	0
Total equity	(6,008.1)	(6,264.8)
Liabilities and Equity	$ (8,606.9)	$ (9,804.6)